FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

50 Main Street

White Plains, New York 10606

March 29, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	First Great-West Life & Annuity Insurance Company (“First Great-West”)

Variable Annuity-2 Series Account (“Registrant”)

Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (“Amendment”)

File Nos. 333-177070 & 811-05961

Commissioners:

On behalf of First Great-West and the above-named Registrant and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“Securities Act”), filed herewith is one electronically formatted copy of the above-captioned Amendment to Registrant’s registration statement for an individual flexible premium variable annuity (the “Contract”) with guaranteed lifetime withdrawal benefit rider (“Rider”). Registrant is filing the Amendment for the purpose of including in the registration statement updated versions of the Contract and Rider that (i) permit the Contract to be owned by grantor trusts, and (ii) make changes to conform to the Contract and Rider issued in all states except New York by Great-West Life & Annuity Insurance Company (“Non-NY Contract and Rider”).

I.	Summary of Changes

To facilitate the Commission staff’s review of the Amendment, following is a summary of the changes giving rise to the need to file pursuant to Rule 485(a).

A.	Grantor Trust Changes

As originally filed, the Contract was available only to natural persons. The new version of the Contract clarifies grantor trust ownership of the Contract and Rider with the following related disclosure changes:

•	New definitions of “Grantor” and “Grantor Trusts” (on page 7), which provide that a Grantor Trust may be an Owner only if it has one grantor who is a natural person;

•

Revised definitions of “Covered Person(s)” and “Owner (Joint Owner) or You” to clarify that all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor (on pages 6, 8);

U.S. Securities and Exchange Commission

March 29, 2012

•	New disclosure on “Grantor Trust Owned Annuity” (on page 25);

•	Inclusion of Grantor Trusts in disclosure on the consequences of death of the Annuitant before the Annuity Commencement Date while the Owner is living (on page 26); and

•	Clarification that the Grantor is treated as the Owner for tax purposes (on page 44).

The Grantor Trust ownership changes do not represent material changes to the prospectus disclosure. Rather, these changes serve to expand the universe of possible Owners of the Contract and reflect clarifications, as necessary, for Grantor Trust ownership.

B.	Changes to Conform to Non-NY Contract and Rider

Other changes have been made to the Contract and Rider in order to conform them to the updated Non-NY Contract and Rider, as filed with the Commission on March 26, 2012 (File Nos. 333-176926 and 811-05817). These revisions do not materially change the Contract or Rider (or related prospectus disclosure) as filed in Registrant’s pre-effective amendment no. 1 on December 21, 2011 (“December 2011 Filing”). These disclosure changes are as follows:

•

Modified disclosure concerning the Guarantee Benefit Fee (on page 32) to clarify reasons why First Great-West may change the frequency and amount of the current deduction, including, but not limited to, current market conditions, Owner demand, and changes in the design;

•

New disclosure concerning notification to Owners whether Distribution or Transfer requests will be considered an Excess Withdrawal and the effect of any Excess Withdrawal on the Benefit Base during the GAW Phase (on page 40); and

•	New disclosure concerning domestic partnership, civil union and same-sex marriage compliance (on page 46).

II.	Request for Selective Review

Registrant respectfully requests selective review of the Amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“1984 Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the 1984 Release. 1996 Industry Comment Letter at p. 6, par. D.1. The 1984 Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The 1984 Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, Registrant notes that the prospectus disclosure resulting from the updated versions of the Contract and Rider is identical to the December 2011 Filing prospectus disclosure in all material respects except as noted in Part I above. In addition, the disclosures relating to the updated versions of the Contract and Rider, which in most respects are the same as the existing Contract and Rider, are largely the same as the existing disclosures that the Commission staff previously reviewed and that are part of a currently effective registration statement. Finally, the portions of the prospectus unrelated to the Grantor Trust and Non-NY Contract and Rider conforming changes are not being changed.

U.S. Securities and Exchange Commission

March 29, 2012

Accordingly, Registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the Grantor Trust and Non-NY Contract and Rider conforming changes, and that, to the extent the staff has reviewed the existing disclosures, it will already be familiar with the features described in the prospectus. For the convenience of the staff, Registrant is providing, to Mr. Patrick Scott of the Office of Insurance Products, a courtesy copy of the Amendment marked to show the changes effected thereby.

III.	Timetable for Effectiveness

On or before May 1, 2012, Registrant intends to file another amendment pursuant to Rule 485(b) under the 1933 Act in order to include updated financial statements and any disclosure changes in response to staff comments.

We would appreciate the Commission staff’s efforts in processing the Amendment so that it may be declared effective pursuant to Rule 485(a)(3) under the Securities Act on or before May 1, 2012. The May 1 date is essential to ensure continuous offering of the Contract. Based upon the foregoing request for selective review, Registrant and its principal underwriter intend to make an oral request to accelerate the effective date of the registration statement, as amended, to on or before May 1, 2012. Accordingly, in compliance with the requirements of Rule 461(a) under the Securities Act, I have been authorized to represent, and do represent, on behalf of Registrant and the principal underwriter, that they, respectively, are aware of their obligations under the Securities Act.

Please direct any question or comment to me at 303-737-3011 or to Ann B. Furman of Jorden Burt LLP at 202-965-8130.

Sincerely yours,

/s/ Matthew D. Maxwell

Matthew D. Maxwell

Counsel

cc:	Patrick F. Scott, Esq.

Office of Insurance Products